Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	SS&C TECHNOLOGIES HOLDINGS INC.
Entity Central Index Key	0001402436
Entity Emerging Growth Company	false
Entity File Number	001-34675
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	71-0987913
Entity Address, Address Line One	80 Lamberton Road
Entity Address, City or Town	Windsor
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06095
City Area Code	860
Local Phone Number	298-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SSNC
Security Exchange Name	NASDAQ